Operating Segments - Schedule of Reporting on Operating Segments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Segments - Schedule of Reporting on Operating Segments (Details) [Line Items]
Revenues		$ 160,953	$ 142,519	$ 129,339
Cost of revenues	[1]	90,986	87,029	82,636
Gross profit		69,967	55,490	46,703
Unallocated corporate expenses		(49,916)	(45,426)	(42,171)
Finance income, net		(6,717)	(1,635)	(6,791)
Income before taxes on income		13,334	8,429	(2,259)
Proprietary Products [Member]
Operating Segments - Schedule of Reporting on Operating Segments (Details) [Line Items]
Revenues		141,447	115,458	102,598
Cost of revenues	[1]	73,708	63,342	58,229
Gross profit		67,739	52,116	44,369
Distribution [Member]
Operating Segments - Schedule of Reporting on Operating Segments (Details) [Line Items]
Revenues		19,506	27,061	26,741
Cost of revenues	[1]	17,278	23,687	24,407
Gross profit		$ 2,228	$ 3,374	$ 2,334

[1]	For amortization expenses included in costs of revenues from proprietary products see Note 22(c); for inventory impairment, included mainly in costs of revenues from proprietary products see Note 8.